Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2019	December 31, 2018
Accounts receivable	$34,235	$25,100
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$34,235	$25,100

Financial instruments that potentially subject Navios Acquisition to concentrations of credit risk are accounts receivable. Navios Acquisition does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.

For the year ended December 31, 2019, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8 Group of Companies (“Navig8”) and COSCO Dalian which accounted for 34.6% and 10.0%, respectively. For the year ended December 31, 2018, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8 and Mansel LTD (“Mansel”) which accounted for 39.2% and12.1%, respectively. For the year ended December 31, 2017, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8, Mansel and Shell Tankers Singapore Private LTD (“Shell”), which accounted for 31.9%, 14.3% and 13.7%, respectively.

No other customers accounted for 10% or more of total revenue for any of the years presented.